JOHN HANCOCK INVESTMENT TRUST
200 Berkeley Street
Boston, MA 02116
May 23, 2024
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:
John Hancock Investment Trust (the “Trust”)
John Hancock Disciplined Value Global Long/Short Fund (the “Fund”)
File Nos. 002-10156; 811-00560
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 178 to its Registration Statement under the 1940 Act (the “Amendment”).
The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust and to register Class A, C, I, R6, and NAV shares of the Fund. No fees are required in connection with this filing.
If you have any questions or comments, please call me at 617-663-3679.
Sincerely,
/s/ Mara Moldwin
Mara Moldwin Assistant Secretary